NOTE 6. Summary of inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Commercial vehicles	$ 5,747	$ 1,719
Parts and accessories	981	810
Total	$ 6,728	$ 2,529